UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

May 31, 2010

1.850078.103

CB10CEN-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 15,894,000	$ 16,577,919
5.875% 3/15/11	5,902,000	6,084,330
		22,662,249
Household Durables - 2.5%
Fortune Brands, Inc.:
5.125% 1/15/11	13,113,000	13,409,734
5.375% 1/15/16	8,850,000	9,424,639
6.375% 6/15/14	11,609,000	12,799,039
Newell Rubbermaid, Inc. 5.5% 4/15/13	6,035,000	6,441,946
Whirlpool Corp.:
6.125% 6/15/11	9,713,000	10,090,777
6.5% 6/15/16	5,415,000	5,990,257
		58,156,392
Media - 4.7%
AOL Time Warner, Inc. 6.875% 5/1/12	6,934,000	7,556,493
CBS Corp. 5.75% 4/15/20	9,547,000	9,747,735
Comcast Corp.:
4.95% 6/15/16	5,340,000	5,631,142
5.15% 3/1/20	5,000,000	5,141,220
COX Communications, Inc.:
4.625% 6/1/13	6,621,000	7,054,543
6.25% 6/1/18 (b)	7,083,000	7,763,152
Discovery Communications LLC:
3.7% 6/1/15 (c)	3,076,000	3,086,526
5.05% 6/1/20 (c)	1,136,000	1,135,121
NBC Universal, Inc. 3.65% 4/30/15 (b)	8,210,000	8,313,011
News America, Inc.:
5.3% 12/15/14	2,490,000	2,718,236
6.9% 3/1/19	3,500,000	4,082,593
Time Warner Cable, Inc.:
5% 2/1/20	492,000	491,109
5.4% 7/2/12	6,943,000	7,442,354
6.2% 7/1/13	6,601,000	7,332,054
6.75% 7/1/18	3,333,000	3,753,585
Time Warner, Inc.:
4.875% 3/15/20	7,630,000	7,607,141
5.875% 11/15/16	4,230,000	4,672,839
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 3,246,000	$ 3,409,884
6.25% 4/30/16	13,603,000	15,270,265
		112,209,003
Multiline Retail - 0.3%
Nordstrom, Inc. 4.75% 5/1/20	8,445,000	8,477,640
Specialty Retail - 0.3%
Staples, Inc. 7.375% 10/1/12	6,370,000	7,092,549
TOTAL CONSUMER DISCRETIONARY		208,597,833
CONSUMER STAPLES - 5.8%
Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (b)	13,872,000	15,048,013
7.2% 1/15/14 (b)	9,760,000	11,126,029
Diageo Capital PLC 5.2% 1/30/13	2,947,000	3,203,589
Diageo Finance BV 5.5% 4/1/13	9,993,000	10,990,561
FBG Finance Ltd. 5.125% 6/15/15 (b)	8,340,000	9,054,146
		49,422,338
Food & Staples Retailing - 0.5%
CVS Caremark Corp.:
6.036% 12/10/28	6,296,521	6,371,891
6.302% 6/1/37 (e)	6,937,000	6,277,985
		12,649,876
Food Products - 1.3%
Kraft Foods, Inc.:
5.625% 11/1/11	10,397,000	10,988,620
6.5% 8/11/17	17,454,000	19,762,815
		30,751,435
Personal Products - 0.4%
Avon Products, Inc. 5.625% 3/1/14	7,946,000	8,814,490
Tobacco - 1.5%
Altria Group, Inc. 9.7% 11/10/18	21,597,000	26,185,952
Reynolds American, Inc. 6.75% 6/15/17	8,328,000	8,791,203
		34,977,155
TOTAL CONSUMER STAPLES		136,615,294
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 13.6%
Energy Equipment & Services - 1.2%
DCP Midstream LLC 5.35% 3/15/20 (b)	$ 990,000	$ 989,693
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	8,480,000	8,571,618
Transocean Ltd. 5.25% 3/15/13	5,349,000	5,467,641
Weatherford International Ltd.:
4.95% 10/15/13	4,949,000	5,191,941
5.15% 3/15/13	6,467,000	6,827,348
		27,048,241
Oil, Gas & Consumable Fuels - 12.4%
Anadarko Petroleum Corp. 5.95% 9/15/16	21,521,000	22,924,148
BW Group Ltd. 6.625% 6/28/17 (b)	8,402,000	7,813,860
Canadian Natural Resources Ltd.:
5.15% 2/1/13	12,778,000	13,680,945
5.7% 5/15/17	3,293,000	3,597,731
Cenovus Energy, Inc.:
4.5% 9/15/14 (b)	5,034,000	5,311,122
5.7% 10/15/19 (b)	9,341,000	9,822,529
Duke Energy Field Services:
5.375% 10/15/15 (b)	3,471,000	3,722,491
6.875% 2/1/11	6,572,000	6,800,127
7.875% 8/16/10	2,947,000	2,985,122
El Paso Natural Gas Co. 5.95% 4/15/17	2,655,000	2,776,554
Enbridge Energy Partners LP:
5.875% 12/15/16	5,131,000	5,643,356
6.5% 4/15/18	6,737,000	7,543,722
EnCana Holdings Finance Corp. 5.8% 5/1/14	8,205,000	9,105,507
Enterprise Products Operating LP 5.6% 10/15/14	5,554,000	6,010,550
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	10,973,000	11,803,722
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	2,537,000	2,862,530
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	1,057,000	1,044,702
6.55% 9/15/40	746,000	734,480
Lukoil International Finance BV 6.656% 6/7/22 (b)	3,471,000	3,210,675
Magellan Midstream Partners LP 6.55% 7/15/19	3,287,000	3,651,071
Midcontinent Express Pipel LLC 5.45% 9/15/14 (b)	9,585,000	10,003,740
Motiva Enterprises LLC:
5.75% 1/15/20 (b)	14,132,000	14,988,936
6.85% 1/15/40 (b)	3,086,000	3,414,773
Nexen, Inc.:
5.05% 11/20/13	10,923,000	11,694,513
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
5.2% 3/10/15	$ 2,580,000	$ 2,745,783
6.2% 7/30/19	6,935,000	7,533,074
NGPL PipeCo LLC 6.514% 12/15/12 (b)	10,121,000	10,370,189
Pemex Project Funding Master Trust 1.557% 6/15/10 (b)(e)	3,537,000	3,519,315
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,490,000	14,380,137
7.875% 3/15/19	3,425,000	3,876,758
Petroleos Mexicanos 6% 3/5/20 (b)	7,395,000	7,459,706
Plains All American Pipeline LP:
4.25% 9/1/12	5,580,000	5,820,292
7.75% 10/15/12	6,699,000	7,439,742
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	6,789,600	7,539,532
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,582,000	1,631,899
5.5% 9/30/14 (b)	2,210,000	2,361,507
5.832% 9/30/16 (b)	3,816,000	4,029,696
6.75% 9/30/19 (b)	1,447,000	1,573,798
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	7,726,000	8,339,777
Southeast Supply Header LLC 4.85% 8/15/14 (b)	4,216,000	4,382,806
Spectra Energy Capital, LLC 5.65% 3/1/20	3,537,000	3,707,982
Suncor Energy, Inc. 6.1% 6/1/18	3,482,000	3,817,599
Texas Eastern Transmission LP 6% 9/15/17 (b)	4,573,000	5,125,085
Williams Partners LP 5.25% 3/15/20 (b)	13,000,000	12,995,957
XTO Energy, Inc. 4.9% 2/1/14	3,065,000	3,336,354
		293,133,894
TOTAL ENERGY		320,182,135
FINANCIALS - 37.1%
Capital Markets - 8.5%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	5,924,000	6,279,114
6.95% 8/10/12	1,235,000	1,356,338
BlackRock, Inc. 6.25% 9/15/17	4,950,000	5,601,846
Goldman Sachs Group, Inc.:
5.25% 10/15/13	16,772,000	17,450,863
5.95% 1/18/18	11,333,000	11,496,943
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 12,985,000	$ 13,264,827
6.6% 1/15/12	4,860,000	5,101,163
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	6,833,000	6,933,069
6.5% 6/15/12	11,874,000	12,247,794
JPMorgan Chase Capital XX 6.55% 9/29/36	10,541,000	9,886,436
Lazard Group LLC:
6.85% 6/15/17	10,915,000	11,240,016
7.125% 5/15/15	3,910,000	4,140,381
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	18,229,000	19,020,394
6.875% 4/25/18	13,531,000	13,936,808
Morgan Stanley:
2.9228% 5/14/13 (e)	3,194,000	3,188,219
4.75% 4/1/14	2,257,000	2,240,551
5.625% 9/23/19	13,950,000	13,331,820
5.95% 12/28/17	1,561,000	1,556,214
6.6% 4/1/12	16,248,000	17,095,707
6.625% 4/1/18	9,766,000	10,028,520
Royal Bank of Scotland PLC 4.875% 8/25/14 (b)	7,170,000	7,117,924
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	2,974,000	3,007,788
UBS AG Stamford Branch 5.75% 4/25/18	5,761,000	5,864,796
		201,387,531
Commercial Banks - 7.7%
American Express Bank FSB 6% 9/13/17	1,888,000	2,046,065
ANZ National International Ltd. 6.2% 7/19/13 (b)	1,921,000	2,118,740
Bank of America NA:
5.3% 3/15/17	10,275,000	10,080,761
6.1% 6/15/17	4,390,000	4,436,942
Bank One Corp. 5.25% 1/30/13	2,642,000	2,801,675
Barclays Bank PLC 5% 9/22/16	3,715,000	3,670,580
BB&T Corp. 6.5% 8/1/11	3,531,000	3,714,075
Comerica Bank 5.7% 6/1/14	3,170,000	3,369,409
Comerica, Inc. 4.8% 5/1/15	4,778,000	4,933,127
Credit Suisse New York Branch 6% 2/15/18	7,790,000	7,951,152
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (b)(e)	8,863,494	8,331,684
Discover Bank:
7% 4/15/20	1,089,000	1,073,357
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
8.7% 11/18/19	$ 1,727,000	$ 1,889,531
Export-Import Bank of Korea:
5.125% 2/14/11	8,296,000	8,473,833
5.5% 10/17/12	6,408,000	6,800,810
Fifth Third Bancorp 8.25% 3/1/38	6,407,000	6,837,935
JPMorgan Chase Bank 6% 10/1/17	5,952,000	6,358,331
KeyBank NA:
5.8% 7/1/14	9,407,000	9,981,749
7% 2/1/11	6,384,000	6,592,597
KeyBank NA, Cleveland 5.45% 3/3/16	938,000	959,879
Korea Development Bank 4.625% 9/16/10	5,207,000	5,256,524
Marshall & Ilsley Bank:
4.85% 6/16/15	3,212,000	3,041,144
5% 1/17/17	3,284,000	2,930,921
5.25% 9/4/12	710,000	702,898
PNC Funding Corp. 3.625% 2/8/15	725,000	739,633
Regions Bank 6.45% 6/26/37	7,312,000	6,218,768
Regions Financial Corp.:
0.4549% 6/26/12 (e)	3,880,000	3,651,018
5.75% 6/15/15	470,000	465,459
7.75% 11/10/14	2,516,000	2,672,352
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	8,332,000	7,901,177
Union Planters Corp. 7.75% 3/1/11	5,566,000	5,628,618
UnionBanCal Corp. 5.25% 12/16/13	1,883,000	2,037,422
Wachovia Bank NA:
4.8% 11/1/14	4,280,000	4,461,956
4.875% 2/1/15	4,000,000	4,184,044
Wachovia Corp.:
0.4328% 10/15/11 (e)	11,410,000	11,330,723
5.625% 10/15/16	9,657,000	10,263,460
5.75% 6/15/17	8,332,000	8,861,682
		182,770,031
Consumer Finance - 4.6%
Capital One Bank USA NA 8.8% 7/15/19	19,101,000	22,779,089
Caterpillar Financial Services Corp. 2% 4/5/13	1,813,000	1,824,043
Discover Financial Services:
0.7856% 6/11/10 (e)	4,557,000	4,556,075
6.45% 6/12/17	6,788,000	6,778,198
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
10.25% 7/15/19	$ 6,699,000	$ 7,890,772
General Electric Capital Corp.:
5.5% 1/8/20	17,230,000	17,675,172
5.9% 5/13/14	3,610,000	3,944,084
Household Finance Corp. 6.375% 10/15/11	5,284,000	5,586,694
HSBC Finance Corp.:
5.25% 1/14/11	3,716,000	3,787,693
5.25% 1/15/14	2,995,000	3,172,394
5.5% 1/19/16	10,600,000	11,307,465
5.9% 6/19/12	6,640,000	7,074,827
MBNA America Bank NA 7.125% 11/15/12 (b)	2,109,000	2,298,078
MBNA Corp. 7.5% 3/15/12	4,568,000	4,920,280
SLM Corp. 8% 3/25/20	5,055,000	4,496,412
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	775,051	807,990
		108,899,266
Diversified Financial Services - 4.5%
Citigroup, Inc.:
4.75% 5/19/15	19,771,000	19,527,046
6.125% 5/15/18	4,796,000	4,905,545
6.5% 8/19/13	27,586,000	29,053,382
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	7,752,000	7,733,488
5.75% 1/2/13	6,299,000	6,758,562
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,097,000	2,891,234
5.5% 1/15/14 (b)	1,973,000	1,950,277
5.7% 4/15/17 (b)	4,820,000	4,397,276
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (b)	12,820,000	14,090,988
TECO Finance, Inc.:
4% 3/15/16	637,000	643,002
5.15% 3/15/20	916,000	929,788
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	12,408,000	12,439,020
		105,319,608
Insurance - 3.9%
Assurant, Inc. 5.625% 2/15/14	5,431,000	5,704,592
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	4,234,000	3,768,260
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,228,000	2,202,866
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Jackson National Life Global Funding 5.375% 5/8/13 (b)	$ 2,137,000	$ 2,288,179
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	1,688,000	1,479,339
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,694,000	5,859,347
Monumental Global Funding II 5.65% 7/14/11 (b)	4,693,000	4,843,678
Monumental Global Funding III 5.5% 4/22/13 (b)	6,257,000	6,616,483
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	6,000,000	6,075,012
Pacific Life Global Funding 5.15% 4/15/13 (b)	9,617,000	10,092,311
Pacific LifeCorp 6% 2/10/20 (b)	6,400,000	6,665,350
Prudential Financial, Inc.:
5.15% 1/15/13	6,154,000	6,504,649
5.8% 6/15/12	3,030,000	3,219,542
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	4,039,000	3,694,110
Symetra Financial Corp. 6.125% 4/1/16 (b)	14,719,000	14,574,665
Unum Group 7.125% 9/30/16	6,750,000	7,551,529
		91,139,912
Real Estate Investment Trusts - 3.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	3,585,000	3,775,292
BRE Properties, Inc. 5.5% 3/15/17	7,592,000	7,520,650
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,560,000	8,569,647
5.25% 4/15/11	6,960,000	6,999,401
5.375% 10/15/12	3,660,000	3,628,963
7.5% 4/1/17	10,203,000	10,154,056
Duke Realty LP 4.625% 5/15/13	1,799,000	1,841,566
Equity One, Inc. 6.25% 12/15/14	7,730,000	7,993,083
Federal Realty Investment Trust:
5.9% 4/1/20	622,000	645,667
6% 7/15/12	8,332,000	8,897,634
Washington (REIT):
5.25% 1/15/14	3,700,000	3,893,810
5.95% 6/15/11	10,347,000	10,516,815
		74,436,584
Real Estate Management & Development - 2.6%
Arden Realty LP 5.2% 9/1/11	3,804,000	3,937,585
BioMed Realty LP 6.125% 4/15/20 (b)	804,000	822,465
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10	$ 11,616,000	$ 11,797,152
5.75% 4/1/12	5,288,000	5,485,285
Duke Realty LP:
5.4% 8/15/14	1,585,000	1,627,874
5.625% 8/15/11	8,408,000	8,637,177
6.75% 3/15/20	4,351,000	4,565,309
8.25% 8/15/19	858,000	977,984
Liberty Property LP:
5.125% 3/2/15	2,408,000	2,469,753
5.5% 12/15/16	4,231,000	4,362,017
Mack-Cali Realty LP:
7.75% 2/15/11	2,772,000	2,867,243
7.75% 8/15/19	8,050,000	9,311,572
Reckson Operating Partnership LP 5.15% 1/15/11	1,521,000	1,523,447
Simon Property Group LP:
4.6% 6/15/10	1,662,000	1,663,637
4.875% 8/15/10	1,917,000	1,926,016
		61,974,516
Thrifts & Mortgage Finance - 2.1%
Bank of America Corp. 5.65% 5/1/18	17,366,000	17,465,941
Countrywide Financial Corp. 5.8% 6/7/12	12,454,000	13,128,247
First Niagara Financial Group, Inc. 6.75% 3/19/20	1,777,000	1,859,284
Independence Community Bank Corp.:
2.1115% 4/1/14 (e)	11,982,000	11,729,372
4.9% 9/23/10	4,820,000	4,862,040
		49,044,884
TOTAL FINANCIALS		874,972,332
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.4%
Hospira, Inc. 6.4% 5/15/15	8,211,000	9,336,400
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	2,423,000	2,592,811
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Watson Pharmaceuticals, Inc.:
5% 8/15/14	$ 8,274,000	$ 8,781,006
6.125% 8/15/19	2,676,000	2,865,035
		11,646,041
TOTAL HEALTH CARE		23,575,252
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (b)	6,570,000	7,043,769
6.4% 12/15/11 (b)	2,323,000	2,471,693
		9,515,462
Airlines - 1.2%
Continental Airlines, Inc.:
6.648% 3/15/19	8,012,017	8,012,017
6.9% 7/2/19	2,371,193	2,347,481
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,592,000	9,687,920
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	5,600,147	5,124,135
8.36% 7/20/20	4,161,019	4,077,799
		29,249,352
TOTAL INDUSTRIALS		38,764,814
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 1.0%
Tyco Electronics Group SA:
5.95% 1/15/14	10,169,000	11,128,872
6% 10/1/12	11,015,000	11,878,752
		23,007,624
Office Electronics - 0.4%
Xerox Corp.:
4.25% 2/15/15	4,232,000	4,333,945
5.5% 5/15/12	4,550,000	4,852,206
		9,186,151
TOTAL INFORMATION TECHNOLOGY		32,193,775
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 4.8%
Chemicals - 2.3%
Dow Chemical Co.:
4.85% 8/15/12	$ 26,952,000	$ 28,319,949
7.6% 5/15/14	18,927,000	21,682,771
Lubrizol Corp. 8.875% 2/1/19	2,636,000	3,191,461
		53,194,181
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	5,207,000	5,669,574
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	4,868,000	4,996,958
6.4% 1/15/18	4,968,000	5,055,357
		10,052,315
Metals & Mining - 1.9%
Anglo American Capital PLC 9.375% 4/8/14 (b)	9,930,000	11,673,023
ArcelorMittal SA 9.85% 6/1/19	7,346,000	8,966,843
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	2,779,000	3,073,057
8.95% 5/1/14	11,888,000	14,281,720
Vale Overseas Ltd. 6.25% 1/23/17	6,596,000	7,082,237
		45,076,880
TOTAL MATERIALS		113,992,950
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.3%
British Telecommunications PLC 9.125% 12/15/10 (a)	7,718,000	8,038,575
CenturyTel, Inc. 7.6% 9/15/39	6,000,000	5,650,734
Deutsche Telekom International Financial BV 5.25% 7/22/13	4,263,000	4,555,544
Embarq Corp. 7.995% 6/1/36	4,325,000	4,359,526
SBC Communications, Inc.:
5.875% 2/1/12	7,764,000	8,321,820
5.875% 8/15/12	2,777,000	3,025,666
Sprint Capital Corp. 7.625% 1/30/11	10,805,000	10,994,088
Telecom Italia Capital SA:
4.95% 9/30/14	9,112,000	9,035,924
7.175% 6/18/19	5,990,000	6,345,602
Telefonica Emisiones SAU 5.134% 4/27/20	6,000,000	5,788,044
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 2,531,000	$ 2,682,521
Verizon New York, Inc. 6.875% 4/1/12	7,540,000	8,159,449
		76,957,493
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV 3.625% 3/30/15 (b)	8,404,000	8,518,631
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	14,200,000	15,025,801
5.875% 10/1/19	4,295,000	4,564,524
6.35% 3/15/40 (b)	871,000	888,310
Vodafone Group PLC 5% 12/16/13	6,523,000	7,027,508
		36,024,774
TOTAL TELECOMMUNICATION SERVICES		112,982,267
UTILITIES - 7.3%
Electric Utilities - 4.0%
AmerenUE 6.4% 6/15/17	8,487,000	9,394,337
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,683,000	12,696,302
EDP Finance BV:
4.9% 10/1/19 (b)	700,000	638,389
6% 2/2/18 (b)	10,414,000	10,379,519
Enel Finance International SA 5.7% 1/15/13 (b)	2,370,000	2,508,811
FirstEnergy Corp. 7.375% 11/15/31	5,684,000	5,872,362
Nevada Power Co. 6.5% 8/1/18	4,462,000	5,032,119
Oncor Electric Delivery Co. 6.375% 5/1/12	7,760,000	8,384,308
Pennsylvania Electric Co. 6.05% 9/1/17	2,172,000	2,349,678
Pepco Holdings, Inc. 6.45% 8/15/12	10,597,000	11,508,734
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	11,652,000	10,195,500
Progress Energy, Inc. 7.1% 3/1/11	9,615,000	10,036,954
Sierra Pacific Power Co. 5.45% 9/1/13	4,430,000	4,778,322
		93,775,335
Gas Utilities - 0.4%
Texas Eastern Transmission Corp. 7.3% 12/1/10	8,807,000	9,059,840
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	5,839,000	6,231,282
Multi-Utilities - 2.6%
Dominion Resources, Inc.:
6.3% 9/30/66 (e)	9,216,000	8,524,800
7.5% 6/30/66 (e)	9,265,000	8,987,050
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 2,795,000	$ 2,938,722
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	6,726,000	7,338,375
National Grid PLC 6.3% 8/1/16	5,265,000	5,930,538
NiSource Finance Corp.:
5.25% 9/15/17	2,395,000	2,463,655
5.4% 7/15/14	3,828,000	4,107,674
6.4% 3/15/18	3,767,000	4,085,436
7.875% 11/15/10	2,901,000	2,981,990
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	14,259,000	12,975,690
WPS Resources Corp. 6.11% 12/1/66 (e)	2,091,000	1,881,900
		62,215,830
TOTAL UTILITIES		171,282,287
TOTAL NONCONVERTIBLE BONDS (Cost $1,916,505,177)		2,033,158,939
U.S. Treasury Obligations - 10.4%

U.S. Treasury Notes:
2.125% 5/31/15 (c)	58,900,000	58,973,625
2.5% 4/30/15 (c)	156,753,000	159,912,510
3.625% 2/15/20	26,300,000	26,975,989
TOTAL U.S. TREASURY OBLIGATIONS (Cost $242,800,527)		245,862,124
Municipal Securities - 0.9%

California Gen. Oblig. 6.2% 3/1/19 (Cost $19,218,195)	18,965,000	19,669,170
Bank Notes - 1.3%

National City Bank, Cleveland 0.3519% 3/1/13 (e)	2,974,000	2,858,758
Wachovia Bank NA 6% 11/15/17	25,786,000	27,944,874
TOTAL BANK NOTES (Cost $25,440,903)		30,803,632
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
ING Groep NV 5.775% (e)	$ 2,989,000	$ 2,271,395
MUFG Capital Finance 1 Ltd. 6.346% (e)	8,045,000	7,295,910
		9,567,305
TOTAL PREFERRED SECURITIES (Cost $11,024,440)		9,567,305
Cash Equivalents - 3.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $82,981,000)	$ 82,982,926	82,981,000
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,297,970,242)		2,422,042,170
NET OTHER ASSETS - (2.7)%		(63,007,915)
NET ASSETS - 100%		$ 2,359,034,255
Swap Agreements
Expiration Date	Notional Amount
Credit Default Swaps

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (d)

Sept. 2010	$ 29,000,000	$ (82,723)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $366,971,862 or 15.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$82,981,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 5,587,185
Bank of America, NA	52,834,064
J.P. Morgan Securities, Inc.	5,645,920
Mizuho Securities USA, Inc.	18,913,831
$ 82,981,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $2,289,686,460. Net unrealized appreciation aggregated $132,355,710, of which $144,382,911 related to appreciated investment securities and $12,027,201 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities, and U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $29,000,000 representing 1.23% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

May 31, 2010

1.850080.103

MBSCEN-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 118.4%
	Principal Amount	Value
Fannie Mae - 84.7%
1.75% 10/1/34 (e)	$ 52,237	$ 53,352
1.967% 3/1/35 (e)	10,157,241	10,465,376
1.989% 2/1/33 (e)	30,004	30,846
2.026% 4/1/36 (e)	12,580,451	12,938,560
2.033% 1/1/35 (e)	10,612,257	10,937,156
2.041% 10/1/34 (e)	6,821,630	7,038,513
2.048% 10/1/33 (e)	250,281	257,680
2.063% 12/1/34 (e)	839,790	862,736
2.072% 3/1/35 (e)	424,029	436,684
2.113% 1/1/35 (e)	3,248,886	3,334,889
2.129% 7/1/35 (e)	285,813	294,122
2.136% 3/1/35 (e)	106,914	110,413
2.211% 4/1/36 (e)	2,894,247	2,981,221
2.327% 10/1/33 (e)	32,833	33,703
2.373% 12/1/34 (e)	124,840	129,260
2.582% 3/1/35 (e)	874,799	912,712
2.69% 1/1/35 (e)	38,480	39,502
2.732% 5/1/35 (e)	17,262,538	17,967,687
2.786% 8/1/35 (e)	6,626,954	6,940,327
2.799% 10/1/33 (e)	1,262,528	1,321,792
2.823% 11/1/34 (e)	26,501,633	27,667,877
2.899% 7/1/35 (e)	19,273,798	20,095,816
2.904% 11/1/34 (e)	7,720,989	8,070,534
2.963% 3/1/33 (e)	1,459,746	1,527,718
2.972% 9/1/35 (e)	8,512,178	8,961,532
3.018% 1/1/35 (e)	2,499,533	2,599,664
3.084% 7/1/34 (e)	2,310,557	2,425,832
3.152% 7/1/35 (e)	7,042,991	7,396,665
3.177% 2/1/34 (e)	10,219,225	10,686,387
3.203% 7/1/35 (e)	1,682,026	1,759,381
3.258% 9/1/34 (e)	663,111	688,977
3.343% 11/1/36 (e)	1,284,288	1,345,655
3.346% 10/1/35 (e)	7,491,817	7,796,089
3.347% 7/1/35 (e)	15,618,313	16,058,668
3.358% 7/1/34 (e)	351,489	365,106
3.361% 1/1/40 (e)	17,430,348	17,830,375
3.38% 7/1/35 (e)	6,184,112	6,443,764
3.455% 7/1/35 (e)	1,131,065	1,164,272
3.465% 4/1/35 (e)	17,010,181	17,823,812
3.513% 5/1/35 (e)	3,816,827	3,986,069
3.549% 12/1/39 (e)	10,934,500	11,250,026
3.674% 6/1/47 (e)	1,666,025	1,746,626
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.893% 9/1/36 (e)	$ 3,655,352	$ 3,829,496
3.914% 9/1/36 (e)	4,052,428	4,233,202
4% 8/1/24 to 11/1/39	245,973,464	245,026,474
4% 6/1/25 (a)(b)	116,000,000	118,906,067
4% 6/1/25 (a)(b)	119,000,000	121,981,224
4% 6/1/25 (a)(b)	70,000,000	71,753,661
4% 6/1/25 (a)(b)	49,000,000	50,227,563
4% 6/1/25 (a)(b)	139,000,000	142,482,270
4.08% 9/1/35 (e)	2,558,077	2,675,447
4.209% 10/1/37 (e)	3,354,047	3,509,229
4.278% 6/1/36 (e)	556,652	580,071
4.5% 4/1/21 to 11/1/39	513,613,683	526,245,200
4.5% 6/1/25 (a)	101,000,000	105,639,900
4.5% 6/1/25 (a)	58,100,000	60,769,091
4.5% 5/1/40 (a)(b)	132,000,000	134,878,788
4.5% 6/1/40 (a)(b)	184,000,000	187,732,532
4.5% 6/1/40 (a)(b)	81,000,000	82,643,126
4.5% 6/1/40 (a)(b)	160,000,000	163,245,680
4.5% 6/1/40 (a)(b)	11,100,000	11,325,169
4.5% 6/1/40 (a)(b)	218,000,000	222,422,239
4.661% 10/1/35 (e)	15,356,196	16,210,377
5% 9/1/16 to 6/1/40 (b)	728,146,547	766,434,808
5% 4/1/40 (a)(b)	10,000,000	10,366,399
5% 6/1/40 (a)(b)	235,450,000	246,404,429
5% 6/1/40 (a)(b)	186,000,000	194,653,743
5% 6/1/40 (a)(b)	10,000,000	10,465,255
5.121% 6/1/35 (e)	6,612,772	6,944,434
5.165% 9/1/35 (e)	1,982,312	2,075,718
5.367% 6/1/36 (e)	5,856,178	6,094,027
5.38% 8/1/36 (e)	3,981,199	4,202,651
5.5% 6/1/11 to 3/1/40	1,208,229,723	1,291,042,242
5.5% 6/1/40 (a)(b)	58,500,000	62,397,966
5.5% 6/1/40 (a)(b)	177,000,000	188,793,846
5.5% 6/1/40 (a)(b)	1,700,000	1,813,274
5.5% 6/1/40 (a)(b)	35,000,000	37,332,117
5.5% 6/1/40 (a)(b)	21,000,000	22,399,270
5.5% 6/1/40 (a)(b)	60,800,000	64,851,220
5.715% 3/1/36 (e)	5,247,821	5,449,017
5.724% 9/1/35 (e)	2,391,336	2,524,353
5.812% 7/1/37 (e)	1,597,133	1,669,275
5.838% 3/1/36 (e)	4,002,367	4,154,713
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.838% 5/1/36 (e)	$ 7,174,397	$ 7,505,804
5.938% 1/1/37 (e)	13,311,233	13,962,332
5.989% 4/1/36 (e)	21,305,933	22,146,548
6% 12/1/11 to 3/1/39	373,778,390	405,633,966
6% 5/1/40 (a)(b)	41,000,000	44,240,587
6% 5/1/40 (a)(b)	73,000,000	78,769,825
6% 5/1/40 (a)(b)	71,000,000	76,611,748
6% 6/1/40 (a)(b)	91,000,000	98,004,124
6% 6/1/40 (a)(b)	32,500,000	35,001,473
6% 6/1/40 (a)(b)	54,000,000	58,156,294
6% 6/1/40 (a)(b)	319,000,000	343,552,920
6.213% 3/1/37 (e)	1,154,152	1,232,058
6.255% 8/1/46 (e)	637,050	680,051
6.276% 9/1/37 (e)	540,256	566,466
6.368% 5/1/36 (e)	2,375,789	2,490,808
6.399% 9/1/36 (e)	1,013,629	1,070,581
6.442% 4/1/37 (e)	2,754,073	2,927,497
6.5% 2/1/11 to 9/1/38	115,843,648	126,750,724
6.5% 6/1/40 (a)(b)	4,800,000	5,221,967
6.5% 6/1/40 (a)(b)	13,500,000	14,686,781
6.5% 6/1/40 (a)(b)	37,000,000	40,252,659
6.736% 5/1/37 (e)	142,186	149,684
6.961% 9/1/37 (e)	1,409,832	1,479,143
6.962% 9/1/37 (e)	595,119	625,821
7% 5/1/13 to 7/1/37	23,642,754	26,201,156
7.5% 7/1/11 to 2/1/32	9,556,473	10,488,359
8% 9/1/17 to 3/1/37	529,227	584,367
8.5% 12/1/16 to 8/1/23	74,034	81,994
9.5% 5/1/18 to 2/1/25	186,498	214,297
10% 8/1/17	716	798
10.75% 5/1/14	9,693	10,612
11.25% 5/1/14	810	888
12.5% 1/1/15	2,347	2,592
		6,880,467,863
Freddie Mac - 12.7%
1.967% 3/1/35 (e)	1,673,582	1,712,275
2.027% 3/1/37 (e)	6,175,589	6,325,227
2.356% 7/1/36 (e)	4,155,472	4,288,778
2.588% 6/1/33 (e)	2,832,469	2,936,643
2.627% 4/1/35 (e)	2,770,538	2,891,941
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.879% 6/1/33 (e)	$ 8,898,636	$ 9,307,088
2.879% 11/1/35 (e)	2,707,126	2,826,895
2.959% 3/1/36 (e)	3,098,961	3,217,162
2.996% 5/1/35 (e)	5,499,703	5,746,686
3.086% 4/1/37 (e)	1,130,765	1,184,527
3.236% 3/1/35 (e)	12,118,880	12,711,657
3.269% 1/1/36 (e)	7,276,407	7,673,739
3.274% 10/1/35 (e)	3,699,531	3,823,157
3.32% 10/1/33 (e)	4,116,306	4,323,216
3.392% 3/1/37 (e)	1,086,873	1,125,540
3.537% 3/1/33 (e)	88,937	93,856
3.58% 1/1/37 (e)	6,581,495	6,945,531
3.706% 10/1/36 (e)	3,981,666	4,136,802
3.938% 6/1/35 (e)	2,509,077	2,624,095
4% 6/1/25 (a)	12,000,000	12,297,815
4.208% 4/1/34 (e)	2,685,276	2,771,915
4.5% 9/1/39 to 11/1/39	18,704,152	19,142,968
4.744% 5/1/37 (e)	826,475	865,460
4.774% 2/1/36 (e)	718,235	755,307
4.846% 5/1/35 (e)	4,929,057	5,140,001
5% 6/1/20 to 6/1/40	312,225,538	328,747,457
5.116% 4/1/38 (e)	11,646,878	12,329,303
5.138% 4/1/35 (e)	297,762	314,517
5.234% 12/1/35 (e)	2,772,693	2,878,777
5.402% 1/1/36 (e)	4,937,496	5,156,787
5.5% 6/1/15 to 5/1/40	238,906,597	256,306,041
5.509% 5/1/37 (e)	999,220	1,026,492
5.515% 1/1/36 (e)	752,310	774,833
5.585% 10/1/35 (e)	484,047	506,735
5.585% 4/1/36 (e)	3,542,699	3,708,465
5.86% 6/1/37 (e)	2,802,716	2,877,197
6% 2/1/17 to 12/1/37	71,642,481	78,174,376
6% 3/1/40 (a)(b)	39,000,000	41,910,687
6% 5/1/40 (a)	54,750,000	59,120,140
6.009% 6/1/37 (e)	328,898	348,063
6.068% 7/1/36 (e)	1,351,225	1,424,345
6.078% 3/1/36 (e)	4,026,896	4,298,712
6.142% 6/1/36 (e)	2,757,214	2,943,326
6.157% 6/1/37 (e)	857,190	905,784
6.158% 8/1/37 (e)	306,772	323,425
6.194% 4/1/37 (e)	893,423	952,541
6.233% 8/1/37 (e)	2,386,321	2,537,621
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.449% 2/1/37 (e)	$ 2,938,550	$ 3,085,038
6.452% 12/1/36 (e)	3,727,639	3,979,255
6.474% 6/1/36 (e)	523,531	558,869
6.5% 4/1/11 to 3/1/37	51,713,478	56,763,423
6.605% 6/1/37 (e)	983,063	1,043,380
7% 6/1/21 to 9/1/36	23,779,259	26,369,763
7.22% 4/1/37 (e)	43,838	46,603
7.255% 2/1/37 (e)	236,573	252,541
7.5% 9/1/15 to 6/1/32	516,733	567,036
8% 7/1/16 to 1/1/37	1,111,267	1,227,553
8.5% 9/1/19 to 1/1/28	458,145	514,664
9% 10/1/16	2,319	2,565
11% 8/1/15 to 9/1/20	67,700	76,969
11.5% 10/1/15	4,096	4,603
12% 2/1/13 to 7/1/15	1,420	1,577
13.5% 12/1/14	10,771	12,204
		1,026,939,948
Government National Mortgage Association - 21.0%
4% 2/15/39 to 4/15/40	179,926,815	180,001,112
4% 6/1/40 (a)	24,000,000	23,947,032
4.5% 9/15/33 to 9/15/39	168,295,224	173,205,816
4.5% 6/1/40 (a)	75,000,000	76,781,250
4.5% 6/1/40 (a)	80,000,000	81,900,000
4.5% 6/1/40 (a)	105,000,000	107,769,827
4.5% 6/1/40 (a)	96,000,000	98,532,413
4.5% 6/1/40 (a)	9,700,000	9,955,879
4.5% 6/1/40 (a)	117,100,000	120,189,016
5% 6/15/38 to 11/15/39	133,916,254	141,644,234
5% 6/1/40 (a)	48,800,000	51,312,439
5% 6/1/40 (a)	14,000,000	14,720,782
5% 6/1/40 (a)	42,000,000	44,162,345
5% 6/1/40 (a)(b)	23,000,000	24,242,587
5.31% 6/1/60 (a)(i)	35,000,000	38,073,875
5.5% 4/15/29 to 9/15/39	62,578,828	67,512,039
5.5% 6/1/40 (a)(b)	39,000,000	41,818,019
5.5% 6/1/40 (a)(b)	26,000,000	27,878,679
5.5% 6/1/40 (a)(b)	35,000,000	37,528,992
5.5% 6/1/40 (a)(b)	34,800,000	37,314,540
5.5% 5/1/60 (i)	34,075,000	37,323,199
6% 4/15/28 to 11/15/39	48,149,400	52,656,707
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
6% 6/1/40 (a)	$ 71,250,000	$ 77,056,847
6.5% 3/20/31 to 11/20/39	93,356,768	102,590,533
7% 6/15/22 to 3/15/33	19,510,506	21,662,412
7.5% 1/15/17 to 10/15/31	8,972,607	9,799,745
8% 8/15/16 to 11/15/29	2,552,079	2,798,326
8.5% 11/15/16 to 1/15/31	487,999	544,347
9% 8/15/19 to 1/15/23	33,909	37,860
9.5% 12/15/20 to 3/15/23	20,033	22,574
10.5% 5/20/16 to 1/20/18	89,041	104,188
11% 7/20/13 to 7/20/20	78,006	87,701
		1,703,175,315
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,373,062,732)		9,610,583,126
Asset-Backed Securities - 0.1%

Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (e)	2,235,000	88,917
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3928% 3/25/37 (e)	83,420	79,989
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.5028% 11/25/36 (e)	6,000,000	1,947,795
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.7228% 5/25/36 (e)	6,554,133	5,924,343
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (e)	457,550	451,381
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.7328% 1/25/36 (e)	3,909,000	296,842
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (e)	909,269	461,228
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (e)	438,559	426,596
TOTAL ASSET-BACKED SECURITIES (Cost $19,761,019)		9,677,091
Collateralized Mortgage Obligations - 9.8%
	Principal Amount	Value
Private Sponsor - 0.1%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.3738% 11/25/36 (e)	$ 842,503	$ 539,824
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 3.1062% 10/25/34 (e)	1,263,367	1,025,474
Granite Master Issuer PLC floater Series 2005-4 Class C2, 0.8897% 12/20/54 (e)	3,231,304	1,373,304
TOTAL PRIVATE SPONSOR		2,938,602
U.S. Government Agency - 9.7%
Fannie Mae:
floater:
Series 2002-94 Class FB, 0.7428% 1/25/18 (e)	2,774,060	2,791,640
Series 2006-56 Class PF, 0.6928% 7/25/36 (e)	26,588,808	26,533,940
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,685,179	1,854,092
Series 1999-17 Class PG, 6% 4/25/29	15,311,417	16,808,987
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,106,012
Series 2006-45 Class OP, 0% 6/25/36 (g)	7,030,260	6,225,178
sequential payer Series 1999-25 Class Z, 6% 6/25/29	5,980,506	6,550,262
Series 1993-165 Class SH, 18.7391% 9/25/23 (e)(h)	460,882	508,101
Series 2009-16 Class SA, 5.9072% 3/25/24 (e)(f)(h)	23,551,219	2,084,323
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	11,062,122	1,315,910
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	9,389,558	967,241
Series 2010-23:
Class AI, 5% 12/25/18 (f)	21,034,281	2,476,090
Class HI, 4.5% 10/25/18 (f)	13,538,630	1,401,424
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	39,839,579	4,448,089
Series 2010-37 Class GI, 5% 4/25/25 (f)	30,616,529	3,441,322
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 0% 10/1/36 (g)	30,631,087	26,219,580
Series 339:
Class 29, 5.5% 7/1/18 (f)	6,112,877	742,668
Class 5, 5.5% 8/1/33 (f)	6,993,089	1,267,283
Series 343 Class 16, 5.5% 5/1/34 (f)	5,281,089	970,122
Series 348 Class 14, 6.5% 8/1/34 (f)	3,078,897	639,577
Series 351:
Class 12, 5.5% 4/1/34 (f)	2,479,362	464,437
Class 13, 6% 3/1/34 (f)	2,940,836	555,226
Series 359, Class 19 6% 7/1/35 (f)	3,057,076	589,001
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 384 Class 6, 5% 7/25/37 (f)	$ 34,697,723	$ 5,689,795
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.1428% 2/25/32 (e)	781,724	779,462
Series 2002-39 Class FD, 1.3378% 3/18/32 (e)	916,303	922,298
Series 2002-60 Class FV, 1.3428% 4/25/32 (e)	1,930,394	1,969,138
Series 2002-63 Class FN, 1.3428% 10/25/32 (e)	2,006,493	2,016,493
Series 2002-7 Class FC, 1.0928% 1/25/32 (e)	1,023,452	1,034,056
Series 2007-36:
Class FB, 0.7428% 4/25/37 (e)	59,141,168	59,042,894
Class FG, 0.7428% 4/25/37 (e)	19,062,486	19,073,415
Series 2007-57 Class FA, 0.5728% 6/25/37 (e)	22,479,638	22,247,472
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	11,023,101	12,008,174
Series 1999-33 Class PK, 6% 7/25/29	7,437,808	8,195,926
Series 2001-52 Class YZ, 6.5% 10/25/31	679,907	754,305
Series 2002-52 Class PB, 6% 2/25/32	6,645,809	6,883,900
Series 2005-73 Class SA, 16.6587% 8/25/35 (e)(h)	5,323,649	5,888,280
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	13,716,342	14,943,480
Series 2001-31 Class ZC, 6.5% 7/25/31	5,522,145	6,045,937
Series 2002-16 Class ZD, 6.5% 4/25/32	3,727,856	4,137,554
Series 2002-79 Class Z, 5.5% 11/25/22	12,201,684	13,189,001
Series 2003-80 Class CG, 6% 4/25/30	1,630,458	1,702,183
Series 2003-21 Class SK, 7.7572% 3/25/33 (e)(f)(h)	2,260,076	450,849
Series 2003-3 Class HS, 7.3072% 9/25/16 (e)(f)(h)	86,327	1,629
Series 2003-35:
Class BS, 6.6572% 4/25/17 (e)(f)(h)	1,486,911	59,284
Class TQ, 7.1572% 5/25/18 (e)(f)(h)	2,398,379	232,923
Series 2003-42 Class SJ, 6.7072% 11/25/22 (e)(f)(h)	2,718,188	203,491
Series 2004-54 Class SW, 5.6572% 6/25/33 (e)(f)(h)	11,013,519	999,367
Series 2005-104 Class NI, 6.3572% 3/25/35 (e)(f)(h)	42,720,524	5,767,625
Series 2007-36:
Class GO, 0% 4/25/37 (g)	3,055,091	2,703,799
Class PO, 0% 4/25/37 (g)	4,178,582	3,681,407
Class SB, 6.2572% 4/25/37 (e)(f)(h)	54,144,083	7,676,819
Class SG, 6.2572% 4/25/37 (e)(f)(h)	39,559,270	5,109,578
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-57 Class SA, 38.5631% 6/25/37 (e)(h)	$ 6,729,347	$ 11,442,116
Series 2007-66:
Class FB, 0.7428% 7/25/37 (e)	22,945,538	22,954,232
Class SA, 37.5431% 7/25/37 (e)(h)	9,591,706	15,895,674
Class SB, 37.5431% 7/25/37 (e)(h)	3,824,256	6,492,191
Series 2009-114 Class AI, 5% 12/25/23 (f)	23,086,268	2,692,496
Series 2010-12 Class AI, 5% 12/25/18 (f)	41,872,716	4,923,963
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (e)	107,399	104,876
Series 3318:
Class CY, 0% 11/15/36 (e)	376,379	369,519
Class GY, 0% 5/15/37 (e)	542,977	527,582
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	13,724,779	14,873,665
Series 2101 Class PD, 6% 11/15/28	1,285,031	1,390,229
Series 2162 Class PH, 6% 6/15/29	2,266,089	2,466,429
Series 3225 Class EO, 0% 10/15/36 (g)	8,757,599	7,516,863
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	6,006,988	6,695,174
Series 2056 Class Z, 6% 5/15/28	9,132,457	9,938,963
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.1369% 1/15/32 (e)	587,613	585,779
Series 2423 Class FA, 1.2369% 3/15/32 (e)	1,175,401	1,176,503
Series 2424 Class FM, 1.3369% 3/15/32 (e)	1,171,756	1,177,033
Series 2432:
Class FE, 1.2369% 6/15/31 (e)	1,382,816	1,385,476
Class FG, 1.2369% 3/15/32 (e)	518,880	519,411
Series 3066 Class HF, 0% 1/15/34 (e)	77,101	76,148
Series 3129 Class MF, 0% 7/15/34 (e)	473,149	464,887
Series 3222 Class HF, 0% 9/15/36 (e)	1,023,385	1,015,001
Series 3298 Class CF, 0% 8/15/36 (e)	40,397	40,344
Series 3346 Class FA, 0.5669% 2/15/19 (e)	71,011,835	71,089,380
planned amortization class:
Series 2006-15 Class OP, 0% 3/25/36 (g)	8,929,866	7,301,786
Series 2121 Class MG, 6% 2/15/29	5,600,814	6,111,596
Series 2131 Class BG, 6% 3/15/29 (c)(d)	35,942,420	39,434,205
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2137 Class PG, 6% 3/15/29	$ 5,723,864	$ 6,240,930
Series 2154 Class PT, 6% 5/15/29	8,427,106	9,173,871
Series 2425 Class JH, 6% 3/15/17	3,057,404	3,306,112
Series 2520 Class BE, 6% 11/15/32	14,830,000	16,317,634
Series 2585 Class KS, 7.2631% 3/15/23 (e)(f)(h)	1,543,349	162,421
Series 2590 Class YR, 5.5% 9/15/32 (f)	502,608	57,343
Series 3258 Class PM, 5.5% 12/15/36	9,747,592	10,658,850
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,330,444	2,553,680
Series 2274 Class ZM, 6.5% 1/15/31	2,128,409	2,328,156
Series 2281 Class ZB, 6% 3/15/30	4,225,124	4,591,818
Series 2303 Class ZV, 6% 4/15/31	3,585,028	3,885,601
Series 2502 Class ZC, 6% 9/15/32	6,904,487	7,638,608
Series 2519 Class ZD, 5.5% 11/15/32	11,979,764	13,011,968
Series 2564 Class ES, 7.2631% 2/15/22 (e)(f)(h)	1,288,332	52,475
Series 2575 Class ID, 5.5% 8/15/22 (f)	354,556	27,894
Series 2642 Class AR, 4.5% 7/15/23	10,660,000	11,220,865
Series 2817 Class SD, 6.7131% 7/15/30 (e)(f)(h)	3,693,549	254,275
Series 3266 Class D, 5% 1/15/22	11,000,000	12,063,293
Series 3427 Class FX, 0.4869% 8/15/18 (e)	59,896,597	59,862,408
Series 2844:
Class SC, 44.6103% 8/15/24 (e)(h)	350,973	634,114
Class SD, 82.0705% 8/15/24 (e)(h)	516,346	1,341,594
Series 2957 Class SW, 5.6631% 4/15/35 (e)(f)(h)	18,860,317	1,981,835
Series 3002 Class SN, 6.1631% 7/15/35 (e)(f)(h)	18,931,396	2,243,528
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2010-H03 Class FA, 0.8897% 3/20/60 (e)(i)	24,208,140	24,504,085
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	9,092,627	9,820,922
Series 2004-32 Class GS, 6.1631% 5/16/34 (e)(f)(h)	4,121,484	676,264
Series 2007-35 Class SC, 38.1787% 6/16/37 (e)(h)	495,593	816,427
Government National Mortgage Association 0.2777% 5/1/60 (a)(e)(i)	18,650,000	18,732,526
TOTAL U.S. GOVERNMENT AGENCY		790,192,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $746,283,811)		793,130,659
Cash Equivalents - 23.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $1,934,049,000)	$ 1,934,093,888	$ 1,934,049,000
TOTAL INVESTMENT PORTFOLIO - 152.1% (Cost $12,073,156,562)		12,347,439,876
NET OTHER ASSETS (LIABILITIES) - (52.1)%		(4,227,342,675)
NET ASSETS - 100%		$ 8,120,097,201
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
397 CBOT 2 Year U.S. Treasury Notes Index Contracts	Oct. 2010	$ 86,601,828	$ (88,019)

The face value of futures sold as a percentage of net assets is 1.1%
Swap Agreements
		Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.07% with JPMorgan Chase, Inc.	March 2012	$ 62,947,000	$ (60,291)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	114,150,000	(3,069,105)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	47,000,000	(2,033,779)
		$ 224,097,000	$ (5,163,175)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $581,489.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,287,370.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,934,049,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 130,221,254
Bank of America, NA	1,231,410,436
J.P. Morgan Securities, Inc.	131,590,186
Mizuho Securities USA, Inc.	440,827,124
$ 1,934,049,000
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 9,610,583,126	$ -	$ 9,610,583,126	$ -
Asset-Backed Securities	9,677,091	-	9,291,332	385,759
Collateralized Mortgage Obligations	793,130,659	-	793,130,659	-
Cash Equivalents	1,934,049,000	-	1,934,049,000	-
Total Investments in Securities:	$ 12,347,439,876	$ -	$ 12,347,054,117	$ 385,759
Derivative Instruments:
Liabilities
Futures Contracts	$ (88,019)	$ (88,019)	$ -	$ -
Swap Agreements	(5,163,175)	-	(5,163,175)	-
Total Liabilities	$ (5,251,194)	$ (88,019)	$ (5,163,175)	$ -
Other Financial Instruments:
Forward Commitments	$ (11,610,011)		$ (11,610,011)
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,590,614
Total Realized Gain (Loss)	(259,205)
Total Unrealized Gain (Loss)	414,283
Cost of Purchases	-
Proceeds of Sales	(700,314)
Amortization/Accretion	(27,214)
Transfers in to Level 3	-
Transfers out of Level 3	(9,632,405)
Ending Balance	$ 385,759
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 185,623

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $12,073,521,262. Net unrealized appreciation aggregated $273,918,614, of which $289,979,582 related to appreciated investment securities and $16,060,968 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010